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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment            [ ] Amendment Number: _______
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management, LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Manager
Phone: (214) 265-4165

Signature, Place, and Date of Signing:

/s/ Robert L. Stillwell          Dallas, TX              May 15, 2009
----------------------------     ---------------         ---------------
        (Signature)               (City, State)              (Date)

Report Type ( Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1    28-10378        BP Capital Management, L.P.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 10
Form 13F Information Table Value Total: 34,267 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

        COLUMN 1         COLUMN 2 COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                  VOTING AUTHORITY
                         TITLE OF            VALUE   SHRS OR                 INVESTMENT  OTHER   -------------------
     NAME OF ISSUER       CLASS     CUSIP   (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ -------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
CHESAPEAKE ENERGY CORP   COM      165167107   2,303  135,000   SH     N/A       SOLE       -     135,000     0    0
DENBURY RES INC          COM NEW  247916208   3,195  215,000   SH     N/A       SOLE       -     215,000     0    0
FLUOR CORP NEW           COM      343412102   5,528  160,000   SH     N/A       SOLE       -     160,000     0    0
FOSTER WHEELER AG        COM      H27178104   1,572   90,000   SH     N/A       SOLE       -      90,000     0    0
OCCIDENTAL PETE CORP DEL COM      674599105   3,339   60,000   SH     N/A       SOLE       -      60,000     0    0
SCHLUMBERGER LTD         COM      806857108   4,062  100,000   SH     N/A       SOLE       -     100,000     0    0
SHAW GROUP INC           COM      820280105   2,193   80,000   SH     N/A       SOLE       -      80,000     0    0
SUNCOR ENERGY INC        COM      867229106   7,107  320,000   SH     N/A       SOLE       -     320,000     0    0
TRANSOCEAN LTD           REG SHS  H8817H100   2,059   35,000   SH     N/A       SOLE       -      35,000     0    0
XTO ENERGY INC           COM      98385X106   2,909   95,000   SH     N/A       SOLE       -      95,000     0    0